Assets Under Development - Schedule of Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 12, 2025	Feb. 14, 2025	Dec. 31, 2025	Dec. 31, 2024
Extractive Industries [Roll Forward]
Balance as of January 1,			$ 2,261,197	$ 1,562,828
Transferred from other non-current assets			0	255,289
Transferred from vessels and equipment, net and other current assets			76,270	0
Additions			662,092	347,209
Interest costs capitalized			95,399	95,871
Reimbursement of capital spares invoiced to bp at COD			(43,152)	0
Derecognition on commencement of sales-type lease (note 7)			(1,823,677)	0
Balance as of December 31,			1,228,129	2,261,197
FLNG Gimi
Extractive Industries [Roll Forward]
Balance as of January 1,			1,762,632	1,562,828
Transferred from other non-current assets			0	0
Transferred from vessels and equipment, net and other current assets			0	0
Additions			65,381	109,130
Interest costs capitalized			38,816	90,674
Reimbursement of capital spares invoiced to bp at COD			(43,152)	0
Derecognition on commencement of sales-type lease (note 7)	$ (1,823,700)		(1,823,677)	0
Balance as of December 31,	$ 1,823,700		0	1,762,632
MKII FLNG
Extractive Industries [Roll Forward]
Balance as of January 1,			498,565	0
Transferred from other non-current assets			0	255,289
Transferred from vessels and equipment, net and other current assets		$ 76,300	76,270	0
Additions			596,711	238,079
Interest costs capitalized			56,583	5,197
Reimbursement of capital spares invoiced to bp at COD			0	0
Derecognition on commencement of sales-type lease (note 7)			0	0
Balance as of December 31,			$ 1,228,129	$ 498,565